Note 5 - Deposits (Details) - Time Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Time Deposits [Abstract]
2015	$ 94,645
2016	40,212
2017	16,253
2018	12,407
2019	9,614
Thereafter	546
Total	$ 173,677	$ 172,475